Third Avenue Small-Cap Value Fund

Supplement dated September 5, 2014
to Statement of Additional Information dated February 28, 2014

Effective September 30, 2014, the following information supplements the Funds’ Statement of Additional Information dated February 28, 2014:

Effective September 30, 2014, Mr. Jensen and Mr. Page will no longer manage the Third Avenue Small Cap Value Fund.